Available-For-Sale Marketable Securities (Contractual Maturities Of The Available-For-Sale Marketable Securities) (Details) $ in Thousands	Dec. 31, 2017 USD ($)
Available-for-sale Securities [Abstract]
2015	$ 374
2016	1,568
2017	2,405
2018	2,564
2019 and after	6,218
Total contractual maturities of the available for sale securities	$ 13,129